Segmental analysis - Adjusted profit before tax (Details) £ in Millions		6 Months Ended
		Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	[1]	£ 4,135	£ 3,552
– of which: net interest income/(expense)		594	658
Change in expected credit losses and other credit impairment charges		(75)	53
Net operating income		4,060	3,605
Total operating expenses		(2,925)	(2,485)
Operating profit		1,135	1,120
Share of profit in associates and joint ventures		29	16
Profit before tax		1,164	1,136
Operating segments
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		4,135	3,552
Change in expected credit losses and other credit impairment charges		(75)	53
Net operating income		4,060	3,605
Total operating expenses		(2,925)	(2,485)
Operating profit		1,135	1,120
Share of profit in associates and joint ventures		29	16
Profit before tax		£ 1,164	£ 1,136
Adjusted cost efficiency ratio		0.707	0.700
Operating segments | CIB
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 3,357	£ 3,068
Change in expected credit losses and other credit impairment charges		(61)	52
Net operating income		3,296	3,120
Total operating expenses		(2,273)	(1,991)
Operating profit		1,023	1,129
Share of profit in associates and joint ventures		0	0
Profit before tax		£ 1,023	£ 1,129
Adjusted cost efficiency ratio		0.677	0.649
Operating segments | IWPB
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 699	£ 714
Change in expected credit losses and other credit impairment charges		(12)	6
Net operating income		687	720
Total operating expenses		(488)	(410)
Operating profit		199	310
Share of profit in associates and joint ventures		0	0
Profit before tax		£ 199	£ 310
Adjusted cost efficiency ratio		0.698	0.574
Operating segments | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 79	£ (230)
Change in expected credit losses and other credit impairment charges		(2)	(5)
Net operating income		77	(235)
Total operating expenses		(164)	(84)
Operating profit		(87)	(319)
Share of profit in associates and joint ventures		29	16
Profit before tax		£ (58)	£ (303)
Adjusted cost efficiency ratio		0	0
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		£ 594	£ 658
Operating segments excluding intersegment elimination | CIB
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		1,546	1,527
Operating segments excluding intersegment elimination | IWPB
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		452	477
Operating segments excluding intersegment elimination | Corporate Centre
Disclosure of operating segments [line items]
– of which: net interest income/(expense)		£ (1,404)	£ (1,346)

[1]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as revenue.